Personnel costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee Benefit Expenses [Abstract]
Wages and salaries	€ 26,318	€ 18,185	€ 13,585
Share based payments	6,133	1,942	1,125
Social security contributions, pensions, and other employee benefits	4,959	3,238	2,124
Total	€ 37,410	€ 23,365	€ 16,834